COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES.
2016	¥ 37,294,086
2017	21,709,439
2018	7,426,874
2019	3,761,585
2020	1,223,800
Thereafter	2,499,062
Total	73,914,846
Rental expense	50,738,573	¥ 36,017,540	¥ 23,785,229
Purchase commitments to rental vehicles	¥ 70,920,247